Intangibles And Goodwill (Narrative) (Details)		1 Months Ended
	Feb. 01, 2018	Feb. 28, 2018
Intangibles And Goodwill [Abstract]
Hypothetical decline in the recoverable amount of the broadcast rights and licences for the cable cash generation	10.00%
Hypothetical decline in the recoverable amount of the broadcast rights and licences for the satellite cash generation	10.00%
Hypothetical decline in the recoverable amount of the wireless generating unit		10.00%